real estate joint ventures and investments in associates	6 Months Ended
Jun. 30, 2026
real estate joint ventures and investments in associates
real estate joint ventures and investments in associates
21	real estate joint ventures and investments in associates
(a)	Real estate joint ventures

During 2026 and 2025, we partnered, as equals, with arm’s-length parties in real estate redevelopment projects in Alberta and British Columbia.

Summarized financial information

	June 30,	December 31,
As at (millions)	2026	2025
ASSETS
Current assets
Cash and temporary investments, net	$7	$6
Other	2	2
	9	8
Non-current assets
Investment property under development	512	466
Promissory notes [1]	432	411
	944	877
	$953	$885
LIABILITIES AND OWNERS’ EQUITY
Current liabilities
Accounts payable and accrued liabilities	$5	$5
Non-current liabilities
Long-term debt	29	21
Liabilities	34	26
Owners’ equity
TELUS [2]	460	430
Other partners [1]	459	429
	919	859
	$953	$885

1

Other partners’ equity is gross of $432 (December 31, 2025 – $411) promissory notes issued to the joint ventures by the arm’s-length parties in the real estate redevelopment projects in British Columbia; in the event of dissolution or other wind-up of the partnerships, the other partner’s equity will first be reduced by any amounts of the promissory notes outstanding when determining the equity of the joint ventures. The primary intended method of repayment of the promissory notes is through contribution of in-kind development costs, but may optionally include cash payments.

2

The equity amounts recorded by the real estate joint ventures differ from those recorded by us by the amount of the deferred gains on our real estate contributed and the valuation provision we have recorded in excess of that recorded by the real estate joint ventures.

Our real estate joint ventures activity

Our real estate joint ventures investment activity is set out in the following table.

	Three months		Six months
Periods ended June 30 (millions)[1]	2026	2025	2026	2025
Balance, beginning of period	$242	$189	$237	$178
Valuation provision reversal	—	—	—	3
Related to real estate joint ventures' statements of financial position
Items not affecting currently reported cash flows
Our real estate contributed	19	—	35	17
Deferred gains on our remaining interests in our real estate contributed	(9)	—	(14)	(8)
Cash flows in the current reporting period
Funds we advanced or contributed	1	—	1	—
Funds repaid to us and earnings distributed	—	—	(6)	(1)
Balance, end of period	$253	$189	$253	$189

1	We account for our interests in the real estate joint ventures using the equity method of accounting and such interests are included in our Consolidated statements of financial position as Other long-term assets (see Note 20).

(b)Investments in associates

As set out in Note 20, we include our investments in associates in our Consolidated statements of financial position as Other long-term assets. As at June 30, 2026, and December 31, 2025, we held an equity interest in Miovision Technologies Incorporated, a Canadian incorporated entity that is complementary to, and is viewed to grow, our existing Internet of Things business; our judgment is that we obtained significant influence over the associate when we acquired our initial equity interest. Miovision Technologies Incorporated is developing a suite of hardware and cloud-based solutions that provide cities with the data and tools they need to reduce traffic congestion, make better urban planning decisions and improve safety on their roads. Our aggregate interests in other individually immaterial associates as at June 30, 2026, totalled $36 million (December 31, 2025 – $29 million).

Miovision Technologies Incorporated

	June 30,	June 30,	December 31,
As at, or for the periods ended, ($ in millions)	2026	2025	2025
Statement of financial position [1]
Current assets	$116		$82
Non-current assets	$394		$411
Current liabilities	$46		$74
Non-current liabilities	$56		$31
Net assets	$408		$388
Statement of income and other comprehensive income [1]
THREE-MONTH
Revenue and other income	$58	$41
Net income (loss)	$(6)	$(2)
Comprehensive income (loss)	$3	$(4)
SIX-MONTH
Revenue and other income	$99	$85
Net income (loss)	$(4)	$(13)
Comprehensive income (loss)	$(2)	$(15)
Reconciliation of statement of financial position summarized financial information to carrying amounts
Net assets (above)	$408		$388
Our interest	41.9%		43.4%
Our interest in net assets (our carrying amounts)	$171		$169

1	As required by IFRS Accounting Standards, this summarized financial information is not just our share of these amounts.